Revenue - Disaggregation of Revenue by Geography (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Revenue
Total revenue	$ 13,474	$ 10,694	$ 26,279	$ 21,394
Mariadb Corporation Ab
Revenue
Total revenue					$ 43,685	$ 36,028
EMEA
Revenue
Total revenue	4,562	3,864	9,211	7,817
EMEA | Mariadb Corporation Ab
Revenue
Total revenue					16,092	14,250
Americas
Revenue
Total revenue	6,510	5,165	12,473	10,260
Americas | Mariadb Corporation Ab
Revenue
Total revenue					20,933	15,842
APAC
Revenue
Total revenue	$ 2,402	$ 1,665	$ 4,595	$ 3,317
APAC | Mariadb Corporation Ab
Revenue
Total revenue					$ 6,660	$ 5,936